Fair value of financial instruments - Assets and liabilities held at fair value (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		£ 116,536	£ 113,760	[1]
Financial assets at fair value through the income statement		146,430	116,281	[1]
Derivative financial instruments	[2]	228,498	237,669	[1]
Financial assets at fair value through other comprehensive income		60,089	0	[1]
Assets included in disposal groups classified as held for sale		0	1,193	[1]
Trading portfolio liabilities		(47,367)	(37,351)	[1]
Financial liabilities designated at fair value		(211,390)	(173,718)	[1]
Derivative financial liabilities	[2]	(224,928)	(238,345)	[1]
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		116,536	113,760
Financial assets at fair value through the income statement		146,430	116,281
Derivative financial instruments		228,498	237,669
Financial assets at fair value through other comprehensive income		60,089
Available for sale investments			53,807
Investment property		11	116
Assets included in disposal groups classified as held for sale			29
Total assets		551,564	521,662
Trading portfolio liabilities		(47,367)	(37,351)
Financial liabilities designated at fair value		(211,390)	(173,718)
Derivative financial liabilities		(224,928)	(238,345)
Total liabilities		(483,685)	(449,414)
Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		91,813	94,899
Total liabilities		(30,313)	(24,536)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		55,851	63,925
Financial assets at fair value through the income statement		5,497	4,347
Derivative financial instruments		4,374	3,786
Financial assets at fair value through other comprehensive income		26,091
Available for sale investments			22,841
Investment property		0	0
Assets included in disposal groups classified as held for sale			0
Total assets		91,813	94,899
Trading portfolio liabilities		(26,450)	(20,905)
Financial liabilities designated at fair value		0	0
Derivative financial liabilities		(3,863)	(3,631)
Total liabilities		(30,313)	(24,536)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		442,901	411,165
Total liabilities		(447,742)	(419,197)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		56,844	47,858
Financial assets at fair value through the income statement		133,106	104,187
Derivative financial instruments		219,058	228,549
Financial assets at fair value through other comprehensive income		33,893
Available for sale investments			30,571
Investment property		0	0
Assets included in disposal groups classified as held for sale			0
Total assets		442,901	411,165
Trading portfolio liabilities		(20,917)	(16,442)
Financial liabilities designated at fair value		(211,053)	(173,238)
Derivative financial liabilities		(215,772)	(229,517)
Total liabilities		(447,742)	(419,197)
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total assets		16,850	15,598
Total liabilities		(5,630)	(5,681)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets		3,841	1,977
Financial assets at fair value through the income statement		7,827	7,747
Derivative financial instruments		5,066	5,334
Financial assets at fair value through other comprehensive income		105
Available for sale investments			395
Investment property		11	116
Assets included in disposal groups classified as held for sale			29
Total assets		16,850	15,598
Trading portfolio liabilities		0	(4)
Financial liabilities designated at fair value		(337)	(480)
Derivative financial liabilities		(5,293)	(5,197)
Total liabilities		£ (5,630)	£ (5,681)

[1]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.

[2]	For notes to the Financial Statements see pages [xx] to [xx].